2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Aug. 31, 2013
Summary Of Significant Accounting Policies Policies
Basis of Presentation

Basis of Presentation

These consolidated financial statements include the accounts of the Company and its three wholly owned subsidiaries after elimination of intercompany balances and transactions. The Company’s interest in oil and gas exploration and production ventures and partnerships are proportionately consolidated. These consolidated financial statements and related notes are presented in accordance with US GAAP, and are expressed in United States dollars. The Company is an exploration stage company as defined by “Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 915, Development Stage Entities.”

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions. The Company bases its estimates and assumptions on current facts, historical experience and various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. The most significant estimates with regard to these consolidated financial statements relate to carrying values of oil and gas properties, asset retirement obligations, the valuation of goodwill, determination of fair values of stock-based transactions, deferred income tax rates, and environmental risks and exposures.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company routinely assesses the recoverability of all material receivables to determine their collectability. All of the Company's receivables are from joint venture partners. The Company is exposed to a concentration of credit risk with respect to its accounts receivable. The Company believes its financial partners are financially strong and the risk of loss is minimal. The Company accrues a reserve on a receivable when, based on the judgment of management, it is probable that a receivable will not be collected and the amount of any reserve may be reasonably estimated. As of August 31, 2013 and 2012, the Company had no amount recorded as an allowance for doubtful accounts.

Oil and Gas Properties

Oil and Gas Properties

The Company utilizes the full cost method to account for its investment in oil and gas properties. Accordingly, all costs associated with acquisition, exploration and development of oil and gas reserves, including such costs as leasehold acquisition costs relating to unproved properties, geological expenditures, tangible and intangible development costs including direct internal costs are capitalized to the full cost pool. Sales of proved and unproved properties are accounted for as adjustments of capitalized costs with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in the statement of operations.

Depletion, depreciation and amortization (DD&A) of oil and gas properties is calculated quarterly, using the Units of Production Method (UOP). The UOP calculation, in simplest terms, matches the percentage of estimated proved reserves produced each quarter with the costs of those reserves. The result is to recognize expense at the same pace that the reservoirs are actually depleting. The amortization base in the UOP calculation includes the sum of proved property costs net of accumulated DD&A, estimated future development costs (future costs to access and develop reserves) and asset retirement costs which are not already included in oil and gas property, less related salvage value. Costs of unproved properties are not amortized until the proved reserves associated with the projects can be determined or until impairment occurs. The Company periodically assesses potential impairment of its unproven properties by applying factors based on historical asset experience, average holding periods for unproven properties and other data such as remaining lease terms, and geological and geophysical information.   If an assessment of such properties indicates that properties are impaired, the amount of impairment is added to the capitalized cost base to be amortized.

The capitalized costs included in the full cost pool are subject to a "ceiling test" (based on the average of the first-day-of-the-month prices during the twelve-month period prior to August 31, 2013 pursuant to the SEC’s “Modernization of Oil and Gas Reporting” rule), which limits such costs to the aggregate of the (i) estimated present value, using a ten percent discount rate, of the future net revenues from proved reserves, based on current economic and operating conditions, (ii) the lower of cost or estimated fair value of unproven properties included in the costs being amortized, (iii) the cost of properties not being amortized, less (iv) income tax effects related to differences between the book and tax basis of the cost of properties not being amortized and the cost or estimated fair value of unproved properties included in the costs being amortized. If net capitalized costs exceed this limit, the excess is charged to expense in the current period. At August 31, 2013 and 2012, the Company recorded no write-downs of the carrying value of its proved oil and gas properties.

The Company reviewed its unproven properties for potential impairment as of August 31, 2013 and 2012 and determined that since the estimated fair values of such assets exceeded carrying values no impairment was warranted.  The Company did not drill any oil or gas wells during the two years ended August 31, 2013 and 2012.

Oil and Gas Acquisitions

Oil and Gas Acquisitions

The Company accounts for the acquisition of oil and gas properties under the requirements of Financial Accounting Standards Board (FASB) ASC Topic 805, Business Combinations (ASC Topic 805), issued in December 2007, with additional guidance issued in April 2009.  ASC Topic 805 requires an acquiring entity to recognize all assets acquired and liabilities assumed at fair value under the acquisition method of accounting, provided they qualify for acquisition accounting under the standard.  The Company accounts for all property acquisitions that include working interests in proved leasehold, both operated and non-operated, that would generate more than an immaterial balance of goodwill as business combinations.  The Company does not apply acquisition accounting to the purchase of oil and gas properties entirely comprised of undeveloped leaseholds, which is in compliance with ASC Topic 805. In large part, however, the Company’s acquisitions of the KGP targeted its high-functioning infrastructure which is capable of being conducted and managed as a business in its hands. In connection with its acquisitions, the Company began its pursuit of the KGP’s principal business activities including the production of outputs, which have access to a proven customer base. Accordingly, the Company has recognized the fair value of all the assets acquired and liabilities assumed in connection with its KGP working interest acquisitions.

The Company adopted ASC Topic 805 effective December 23, 2009.  Accordingly, the Company, on an ongoing basis, conducts assessments of net assets acquired to determine if acquisition accounting is appropriate.  As appropriate, the Company properly records assets acquired and liabilities assumed at their estimated acquisition date fair values, while transaction and integration costs associated with the acquisitions are expensed as incurred.  The Company uses relevant market assumptions to determine fair value and allocate purchase price, such as future commodity pricing for purchased hydrocarbons, market multiples for similar transactions and replacement value for certain equipment.  Many of the assumptions are unobservable.

Asset Retirement Obligations

Asset Retirement Obligations

The Company records asset retirement obligations based on the guidance set forth in ASC Topic 410, as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and/or normal use of the assets. The estimated balance of the asset retirement obligation is based on the current cost escalated at an inflation rate and discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life.

Contingencies And Factors Which May Affect Future Operations

Contingencies And Factors Which May Affect Future Operations

In the course of business affairs and operations, the Company is subject to possible loss contingencies arising from federal, state and local environmental, health and safety laws and regulations and third party litigation.  At August 31, 2013 or 2012, the Company was not party to any legal actions arising incidental to its business nor is it aware of any threatened litigation. There are no matters which, in the opinion of management, will have an adverse effect on the financial position, results of operations or cash flows for the Company.

Long-Lived Assets

Long-Lived Assets

The carrying value of intangible assets and other long-lived assets is reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Environmental

Environmental

Oil and gas activities are subject to extensive federal, state and provincial environmental laws and regulations. These laws, which are constantly changing, regulate the discharge of materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of petroleum or chemical substances at various sites.

Environmental expenditures are expensed or capitalized depending on their future economic benefit. Expenditures that relate to an existing condition caused by past operations and that have no future economic benefits are expensed. Liabilities for expenditures of a non-capital nature are recorded when an environmental assessment and/or remediation is probable, and the costs can be reasonably estimated.

Revenue Recognition

Revenue Recognition

The Company recognizes natural gas revenue under the sales method of accounting for its interests in producing wells as natural gas is produced and sold from those wells. Natural gas sold by the Company is not significantly different from the Company’s share of production. The Company recognizes revenue upon transfer of ownership of the product to the customer which occurs when (i) the product is physically received by the customer, (ii) an invoice is generated which evidences an arrangement between the customer and the Company, (iii) a fixed sales price has been included in such invoice and (iv) collection from such customer is reasonably assured. Gas sales are reported net of applicable production taxes. Since all of the Company’s oil and gas properties are unproven, revenue net of direct operating expenses is offset to the full cost pool.

Stock-Based Compensation

Stock-Based Compensation

The Company records compensation expense in the consolidated financial statements for stock-based payments using the fair value method. The fair value of stock options granted to directors and employees is determined using the Black-Scholes option valuation model at the time of grant. Fair value for common shares issued for goods or services rendered by non-employees are measured based on the fair value of the goods and services received. Stock-based compensation is expensed with a corresponding increase to share capital.

Income Taxes

Income Taxes

Income taxes are determined using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes that date of enactment. In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

The Company accounts for uncertainty in income taxes by applying a two-step method. First, it evaluates whether a tax position has met a more likely than not recognition threshold, and second, it measures that tax position to determine the amount of benefit, if any, to be recognized in the financial statements. The application of this method did not have a material effect on the Company's consolidated financial statements.

Foreign Currency Gains and Losses

Foreign Currency Gains and Losses

The Company’s functional and reporting currency is the United States dollar. The functional currency of the Company’s Canadian subsidiary is the Canadian dollar. Financial statements of the Company's Canadian subsidiary are translated to United States dollars using period-end rates of exchange for assets and liabilities, and average rates of exchange for the period for revenues and expenses. Translation gains (losses) are recorded in accumulated other comprehensive income as a component of stockholders’ equity. Transaction gains and losses are included in the determination of income. Foreign currency transactions are primarily undertaken in Canadian dollars. At August 31, 2013 and 2012, the Company had not entered into derivative instruments to offset the impact of foreign currency fluctuations.

Earnings Per Share

Earnings Per Share

The Company presents both basic and diluted earnings per share (“EPS”) on the face of the consolidated statements of operations. Basic EPS is computed by dividing net earnings (loss) available to common shareholders by the weighted average number of shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including convertible debt, stock options, and warrants, using the treasury stock method. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. The Company’s Diluted EPS amounts differ from Basic EPS for the year ended ended August 31, 2013, as the Company has adjusted the weighted average number of shares outstanding during that period by 1,411,262 shares of one of the Company’s subsidiaries issued in connection with our acquisition of the KGP, which are exchangeable for 1,614,767 shares of the the Company’s restricted common stock. Our Diluted EPS amounts did not differ from Basic EPS during the year ended August 31, 2012, as we generated net losses during that period.

As of August 31, 2013 and 2012, the Company had 1,623,334 and 1,820,204 shares of its common stock available through the exercise of non-dilutive stock warrants, respectively (Note 7).

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.